International Bancshares Corporation (Parent Company Only) Financial Information Statements of Condition (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
ASSETS
Other investments	$ 571,415	$ 517,162
Other assets	81,529	95,593
Total assets	12,184,698	11,804,041
Liabilities:
Junior subordinated deferrable interest debentures	160,416	160,416
Other liabilities	91,380	70,509
Total liabilities	10,345,718	10,079,374
Shareholders' equity:
Common shares	96,019	95,910
Surplus	171,816	169,567
Retained earnings	1,891,805	1,777,963
Accumulated other comprehensive (loss) income	(28,397)	(26,697)
Total shareholders' equity before treasury stock	2,131,243	2,016,743
Less cost of shares in treasury	(292,263)	(292,076)
Total shareholders' equity	1,838,980	1,724,667	$ 1,665,503	$ 1,580,658
Total liabilities and shareholders' equity	12,184,698	11,804,041
Parent Company
ASSETS
Cash	18,398	18,555
Other investments	92,620	94,908
Investment in subsidiaries	1,878,521	1,787,120
Other assets	23,120	1,098
Total assets	2,012,659	1,901,681
Liabilities:
Junior subordinated deferrable interest debentures	160,416	160,416
Due to IBC Trading	21	21
Other liabilities	13,242	16,577
Total liabilities	173,679	177,014
Shareholders' equity:
Common shares	96,019	95,910
Surplus	171,816	169,567
Retained earnings	1,891,805	1,777,963
Accumulated other comprehensive (loss) income	(28,397)	(26,697)
Total shareholders' equity before treasury stock	2,131,243	2,016,743
Less cost of shares in treasury	(292,263)	(292,076)
Total shareholders' equity	1,838,980	1,724,667
Total liabilities and shareholders' equity	$ 2,012,659	$ 1,901,681